Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Noncontrolling Interest [Member]	Common Stock [Member] Parent [Member]	Additional Paid-in Capital [Member] Parent [Member]	Retained Earnings [Member] Parent [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Parent [Member]	Noncontrolling Interest [Member] Noncontrolling Interest [Member]
Balance, shares at Dec. 29, 2012			295,648,327
Balance at Dec. 29, 2012	$ 4,094		$ 30	$ 0	$ 4,018	$ 46	$ 0
Increase (Decrease) in Stockholders' Equity
Net earnings	692				723		(31)
Other comprehensive income (loss)	0					0	0
Cash dividends declared	(286)				(286)
Repurchases of common stock, shares			(18,385,436)
Repurchases of common stock	(808)		$ (2)	(287)	(519)
Stock-based compensation	65			65
Common stock issued under employee stock plans and other, net, shares			11,854,461
Common stock issued under employee stock plans and other, net	443		$ 1	442
Additions in noncontrolling ownership interests	204						204
Balance, shares at Dec. 28, 2013			289,117,352
Balance at Dec. 28, 2013	4,404		$ 29	220	3,936	46	173
Increase (Decrease) in Stockholders' Equity
Net earnings	955				1,002		(47)
Other comprehensive income (loss)	(219)					(219)	0
Cash dividends declared	(309)				(309)
Repurchases of common stock, shares			(6,670,817)
Repurchases of common stock	(434)		$ (1)	(247)	(186)
Stock-based compensation	71			69			2
Common stock issued under employee stock plans and other, net, shares			4,213,366
Common stock issued under employee stock plans and other, net	135		$ 1	134
Tax benefit from stock plans	21			21
Measurement period fair value adjustment to noncontrolling interest	(36)	$ (36)
Purchase of shares from noncontrolling ownership interest	$ (344)			(79)	(218)		(47)
Balance, shares at Jan. 03, 2015	286,659,901		286,659,901
Balance at Jan. 03, 2015	$ 4,244		$ 29	118	4,225	(173)	45
Increase (Decrease) in Stockholders' Equity
Net earnings	866				880		(14)
Other comprehensive income (loss)	(172)					(172)	0
Cash dividends declared	(328)				(328)
Repurchases of common stock, shares			(7,467,660)
Repurchases of common stock	(500)		$ (1)	(168)	(331)
Stock-based compensation	86			84			2
Common stock issued under employee stock plans and other, net, shares			4,258,133
Common stock issued under employee stock plans and other, net	139		$ 0	139
Fair value of replacement equity awards exchanged in business combination	17			17
Tax benefit from stock plans	20			20
Purchase of shares from noncontrolling ownership interest	$ (330)			(62)	(235)		(33)
Balance, shares at Jan. 02, 2016	283,450,374		283,450,374
Balance at Jan. 02, 2016	$ 4,042		$ 28	$ 148	$ 4,211	$ (345)	$ 0